ASSET RETIREMENT OBLIGATIONS (ARO) (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations
Asset retirement obligations	$ 2,168	$ 1,966	$ 1,425
Undiscounted total future liability	$ 3,246	$ 2,833
Expected payment description	These payments are expected to be made over the next 12 years with the majority of costs to be incurred between 2025 and 2032.
Risk-free rate	4.85%	4.15%
Inflation rate	2.44%	2.33%